TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

333-72042    HV-5776 – PremierSolutions Cornerstone

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Supplement dated May 26, 2021 to your Prospectus

FUND NAME CHANGE

IVY FUNDS

Effective July 1, 2021, the Ivy Science and Technology Fund will be re-named Delaware Ivy Science and Technology Fund.

As a result of the change, all references to the Ivy Science and Technology Fund in your Prospectus will be deleted and replaced with Delaware Ivy Science and Technology Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.